Fair Value of Financial Instruments - Schedule of Fair Value Measurements (Details) - Fair Value, Recurring [Member] - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Assets:
Contingent sale consideration receivable	$ 1,463,518	$ 1,463,518	$ 1,463,163
Liabilities:
Derivative financial instruments	40,196	23,846
Convertible notes payable to related party	6,413,357	4,256,099	671,025
Total liabilities	6,453,553	4,279,945	671,025
Level 1 [Member]
Assets:
Contingent sale consideration receivable
Liabilities:
Derivative financial instruments
Convertible notes payable to related party
Total liabilities
Level 2 [Member]
Assets:
Contingent sale consideration receivable
Liabilities:
Derivative financial instruments
Convertible notes payable to related party
Total liabilities
Level 3 [Member]
Assets:
Contingent sale consideration receivable	1,463,518	1,463,518	1,463,163
Liabilities:
Derivative financial instruments	40,196	23,846
Convertible notes payable to related party	6,413,357	4,256,099	671,025
Total liabilities	$ 6,453,553	$ 4,279,945	$ 671,025